Shareholder Fees	Oct. 05, 2026 USD ($)
WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund | WisdomTree Efficient Long/Short U.S. SmallCap Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0